Stock-Based Compensation Plans (Schedule Of Valuation Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-Based Compensation Plans [Abstract]
Stock price on date of issuance	$ 306.70	$ 231.91	$ 135.85
Grant date fair value per share	$ 67.16	$ 46.27	$ 22.74
Number of options granted	246,350	330,550	505,775
Expected term (years)	4 years	4 years	4 years
Risk free rate of return	2.99%	1.86%	1.09%
Volatility	22.42%	22.80%	21.10%
Dividend yield	0.40%	0.50%	0.80%
Forfeiture rate